Lease prepayments	12 Months Ended
Mar. 31, 2018
Disclosure Of Lease Prepayments [Abstract]
Disclosure of lease prepayments [text block]
8.	Lease prepayments

	March 31, 2018	March 31, 2017
Towards land and buildings*	1,344,845	1,017,623
	1,344,845	1,017,623

* Includes ₹ 1,321,247 (March 2017:₹ 988,599) paid for acquiring leasehold rights of land for construction of Data Centers.

The prepayment towards land is amortized over the period of the lease on a straight line basis. In respect of buildings under operating lease, prepayments are amortized over the lease term on a straight line basis.